Shareholder Fees - FidelityInternationalDiscoveryFund-RetailPRO	Dec. 30, 2023 USD ($)
FidelityInternationalDiscoveryFund-RetailPRO | Fidelity International Discovery Fund
Shareholder Fees:
(fees paid directly from your investment)	none